Financial Instruments - Summary of Financing Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Advances to equity-accounted for joint venture	$ 9,930	$ 9,930
Other internal metrics | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Advances to equity-accounted for joint venture	$ 9,930	$ 9,930